other long-term assets (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
other long-term assets
Pension assets	$ 261	$ 257
Unbilled customer finance receivables	608	630
Derivative assets	11	113
Deferred income taxes	36	18
Costs incurred to obtain or fulfill contracts with customers	329	301
Investments in real estate joint ventures	192	183
Investments in associates	198	219
At fair value through net income	64	62
At fair value through other comprehensive income	624	594
Prepaid maintenance	31	39
Refundable security deposits and other	159	161
Total	$ 2,513	$ 2,577